Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Feb. 22, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Mar. 01, 2013
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A
Risk/Return:
Trading Symbol	ACAAX
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class B
Risk/Return:
Trading Symbol	ACAPX
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class C
Risk/Return:
Trading Symbol	ALCCX
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class Z
Risk/Return:
Trading Symbol	ACAZX
Alger Large Cap Growth Fund | Alger Large Cap Growth Fund | Alger LargeCap Growth Fund Class A
Risk/Return:
Trading Symbol	ALGAX
Alger Large Cap Growth Fund | Alger Large Cap Growth Fund | Alger LargeCap Growth Fund Class B
Risk/Return:
Trading Symbol	AFGPX
Alger Large Cap Growth Fund | Alger Large Cap Growth Fund | Alger LargeCap Growth Fund Class C
Risk/Return:
Trading Symbol	ALGCX
Alger Large Cap Growth Fund | Alger Large Cap Growth Fund | Alger Large Cap Growth Fund Class Z
Risk/Return:
Trading Symbol	ALCZX
Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund | Alger MidCap Growth Fund Class A
Risk/Return:
Trading Symbol	AMGAX
Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund | Alger MidCap Growth Fund Class B
Risk/Return:
Trading Symbol	AMCGX
Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund | Alger MidCap Growth Fund Class C
Risk/Return:
Trading Symbol	AMGCX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund | Alger SMidCap Growth Fund Class A
Risk/Return:
Trading Symbol	ALMAX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund | Alger SMidCap Growth Fund Class B
Risk/Return:
Trading Symbol	ALMBX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund | Alger SMidCap Growth Fund Class C
Risk/Return:
Trading Symbol	ALMCX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class I
Risk/Return:
Trading Symbol	ASIMX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class Z
Risk/Return:
Trading Symbol	ASMZX
Alger Small Cap Growth Fund | Alger Small Cap Growth Fund | Alger SmallCap Growth Fund Class A
Risk/Return:
Trading Symbol	ALSAX
Alger Small Cap Growth Fund | Alger Small Cap Growth Fund | Alger SmallCap Growth Fund Class B
Risk/Return:
Trading Symbol	ALSCX
Alger Small Cap Growth Fund | Alger Small Cap Growth Fund | Alger SmallCap Growth Fund Class C
Risk/Return:
Trading Symbol	AGSCX
Alger Small Cap Growth Fund | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class Z
Risk/Return:
Trading Symbol	ASCZX
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class A
Risk/Return:
Trading Symbol	AOFAX
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class C
Risk/Return:
Trading Symbol	AOFCX
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class I
Risk/Return:
Trading Symbol	AOFIX
Alger Growth Opportunities Fund | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class Z
Risk/Return:
Trading Symbol	AGOZX
Alger Health Sciences Fund | Alger Health Sciences Fund | Alger Health Sciences Fund Class A
Risk/Return:
Trading Symbol	AHSAX
Alger Health Sciences Fund | Alger Health Sciences Fund | Alger Health Sciences Fund Class B
Risk/Return:
Trading Symbol	AHSBX
Alger Health Sciences Fund | Alger Health Sciences Fund | Alger Health Sciences Fund Class C
Risk/Return:
Trading Symbol	AHSCX
Alger Growth & Income Fund | Alger Growth & Income Fund | Alger Growth & Income Fund Class A
Risk/Return:
Trading Symbol	ALBAX
Alger Growth & Income Fund | Alger Growth & Income Fund | Alger Growth & Income Fund Class C
Risk/Return:
Trading Symbol	ALBCX
Alger Growth & Income Fund | Alger Growth & Income Fund | Alger Growth & Income Fund Class Z
Risk/Return:
Trading Symbol	AGIZX